Capital and reserve - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands, $ in Thousands				1 Months Ended				12 Months Ended
	Dec. 15, 2017	Mar. 12, 2012 USD ($) shares	Mar. 12, 2012 CNY (¥) shares	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Jul. 31, 2015 CNY (¥)	Nov. 30, 2011 CNY (¥)	Jun. 30, 2020 HKD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2016 CNY (¥)	Jun. 30, 2012 shares	Jun. 30, 2011 CNY (¥)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2017 CNY (¥)	Jul. 31, 2015 $ / shares shares	Jul. 31, 2015 ¥ / shares shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Apr. 30, 2012 CNY (¥)	Apr. 07, 2011 shares	Jul. 31, 2009
Disclosure Of Capital and reserve [Line Items]
Number of shares authorised | shares										1,000,000,000	1,000,000,000				1,000,000,000	1,000,000,000
Number of ordinary share in exchange of each other share | shares																		16	16
Par value per share | $ / shares																		$ 0.0001
Number of instruments granted in share-based payment arrangement				480,000	480,000
Value of instruments granted in share-based payment arrangement				$ 229	¥ 1,459
Proceeds from issuing shares												¥ 122,369
Share issue related cost												¥ 9,551
Par value of ordinary shares issued to public | ¥ / shares																			¥ 28
Net proceeds from issuing shares						¥ 112,790
Contributed registered capital							¥ 41,000									¥ 82,800
Proceeds from contributions of non-controlling interests					¥ 1,459		32,906		¥ 2,450	¥ 139	¥ 11,000
Charge to deduct capital							8,094
Capital contribution										251,034						251,034
Description of annual appropriation for general reserve								general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company's registered capital	general reserve requires annual appropriation 10% of after-tax profits at each year-end until the balance reaches 50% of the PRC company's registered capital
General reserve										43,024						63,239
Education development reserve, percentage								25.00%	25.00%
Education development reserve										306,436						317,846
Dividend declared and paid									¥ 0	0	¥ 0
warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	1,242,256
American depositary shares [Member]
Disclosure Of Capital and reserve [Line Items]
Public offering price per share | $ / shares																		$ 7
Issue of equity in number | shares																		2,858,000	2,858,000
American depositary shares [Member] | warrants [Member]
Disclosure Of Capital and reserve [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement	77,641
Share capital
Disclosure Of Capital and reserve [Line Items]
Issue of equity in number | shares																		45,728,000	45,728,000
Non-controlling interests
Disclosure Of Capital and reserve [Line Items]
Consideration For Acquisition Equity Interest																¥ 32,906
Hailiang HK [Member]
Disclosure Of Capital and reserve [Line Items]
Proceeds from contributions of non-controlling interests								$ 10	¥ 9
Mr. Feng [member]
Disclosure Of Capital and reserve [Line Items]
Share deficit														¥ 236
Net proceeds from issuing shares														¥ 0
Deemed capital contribution										¥ 15,000
Hailiang Education Investment Group Co Ltd [Member]
Disclosure Of Capital and reserve [Line Items]
Capital contribution																	¥ 10,000					¥ 139,980
Beize Group [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital										0.10%
Capital contribution										¥ 139
Independent Appraiser [member] | Network 1 Financial Securities, Inc. [member]
Disclosure Of Capital and reserve [Line Items]
Fair Value of Adjustment of Warrants						¥ 1,707
Maxida International Company Limited [Member]
Disclosure Of Capital and reserve [Line Items]
Number of shares authorised | shares		365,000,000	365,000,000																	1,000,000,000	365,000,000		360,000,000
Increase (decrease) in number of ordinary shares issued | shares		5,000,000	5,000,000										18,864
Proceeds from issue of ordinary shares		$ 3,000	¥ 18,867
Proportion of equity interest held by third party		1.40%	1.40%
Foreign Language [member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital															100.00%	100.00%
Tianma Experimental School [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							6,000
Percentage of voting equity interests acquired																								80.00%
Financial assets recognised as of acquisition date							¥ 4,116
Percentage of Noncontrolling Interests Acquired							20.00%
Consideration For Acquisition Equity Interest | $															$ 110,000
Three Schools [Member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital							100.00%
Equity interest transferred , Cash Consideration																						¥ 139,800
Hailiang Experimental High School (Experimental High) [Member]
Disclosure Of Capital and reserve [Line Items]
Consideration transferred, acquisition-date fair value							¥ 35,000
Financial assets recognised as of acquisition date							¥ 28,790
Percentage of Noncontrolling Interests Acquired							40.00%
Hailiang Experimental High School (Experimental High) [Member] | Mr. Feng [member]
Disclosure Of Capital and reserve [Line Items]
Percentage of contribution to registered capital															60.00%	60.00%